Taxation - Summary of Reconciliation of Tax Charge (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income tax expense benefits [line items]
Profit before tax	£ 3,477	£ 6,064	£ 5,628
Differences in overseas taxation rates	£ 185	£ 159	£ 318
Differences in overseas taxation rates (in percent)	5.30%	2.60%	5.60%
Benefit of intellectual property incentives	£ (602)	£ (696)	£ (600)
Benefit of intellectual property incentives (in percent)	(17.30%)	(11.50%)	(10.70%)
R&D credits	£ (89)	£ (121)	£ (119)
R&D credits (in percent)	(2.60%)	(2.00%)	(2.10%)
Permanent differences on disposals, acquisitions and transfers	£ 2	£ 10	£ 275
Permanent differences on disposals, acquisitions and transfers (in percent)	0.10%	0.20%	4.90%
Other permanent differences	£ 302	£ 102	£ 82
Other permanent differences (in percent)	8.70%	1.70%	1.50%
Re-assessments of prior year current tax estimates	£ (92)	£ 43	£ (60)
Re-assessments of prior year current tax estimates (in percent)	(2.60%)	0.70%	(1.10%)
Re-assessments of prior year current tax estimates	£ (40)	£ (147)	£ (233)
Re-assessments of prior year deferred tax estimates (in percent)	(1.20%)	(2.40%)	(4.10%)
Changes in tax rates	£ (9)	£ (19)	£ (25)
Changes in tax rates (in percent)	(0.30%)	(0.30%)	(0.40%)
Tax charge/tax rate	£ 526	£ 756	£ 707
Tax rate (in percent)	15.10%	12.50%	12.60%
UK current year charge
Income tax expense benefits [line items]
UK statutory rate of taxation	£ 869	£ 1,425	£ 1,069
UK statutory rate of taxation (in percent)	25.00%	23.50%	19.00%